Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Discontinued operations

Note 5. Discontinued operations

Accounting policies

Non-current assets held for sale and disposal groups

In accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, non-current assets (including property, plant and equipment and intangible assets) and disposal groups (a group of assets to be disposed of) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction and when the following conditions are met: i) management is committed to a plan to sell; ii) the asset or disposal group is available for immediate sale; iii) an active program to locate a buyer is initiated; iv) the sale is highly probably, within 12 months of classification as held for sale; v) the asset or disposal group is being actively marketed for sale at a sales price reasonable in relation to its fair value; and vi) actions required to complete the plan indicate that it is unlikely that plan will be significantly changed or withdrawn.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale.

Non-current assets and related liabilities classified as held for sale are presented separately and are considered as current items in the statement of consolidated financial position.

Discontinued operations

The Group classifies as discontinued operations a component of the Group that either has been disposed of, or is classified as held for sale, and i) represents a separate major line of business or geographical area of operations; ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or iii) is a subsidiary acquired exclusively with a view to resell.

The components of profit or loss after taxes from discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal of the assets or disposal groups constituting the discontinued operation would be presented as a single line item in the statement of consolidated comprehensive income.

Cash flows generated by the assets or disposal groups constituting the discontinued operation are presented as a single line item within each of the categories of cash flows in the statement of consolidated cash flows.

Details of discontinued operations and disposal groups

On November 23, 2022, Calyxt received a non-binding letter of intent from Cibus Global regarding a potential reverse merger with Calyxt (with Calyxt absorbing Cibus Global). On January 13, 2023, Calyxt, Calypso Merger Subsidiary, LLC, a wholly-owned subsidiary of Calyxt, Cibus Global and certain other parties, entered into the Merger Agreement with respect to the Merger. In connection with the Merger Agreement, Cellectis executed a voting agreement with Cibus Global to vote in favor of and approve all the transactions contemplated by the Merger Agreement, subject to the terms and conditions thereof.

On May 31, 2023, Calyxt consummated the Merger, and effective on June 1, 2023, the combined company operates under the name Cibus, Inc. Consequently, Cellectis S.A. owned 2.9% of the equity interests of the merged combined company, resulting in a loss of control by the Group over Calyxt. Cellectis S.A. owned 479,264 shares out of Calyxt’s total outstanding shares of 997,745 shares immediately prior to the Merger (in each case, after giving effect to Calyxt’s 1-for-10 reverse stock split, which became effective on April 24, 2023, and Calyxt’s 1-for-5 reverse stock split, which became effective on May 31, 2023). Among other things, as part of the Merger, each share of Calyxt’s common stock existing and outstanding immediately prior to the Merger remained outstanding as a share of Class A Common Stock, without any conversion or exchange thereof, and Calyxt issued approximately 16,527,484 shares of Class A Common Stock to unitholders of Cibus Global based on an exchange ratio set forth in the Merger Agreement.

The Group considers that Calyxt met the definition of a group of assets held for sale as the criteria defined by IFRS 5 were met on November 23, 2022 and until the loss of control and deconsolidation on May 31, 2023. In the present financial statements, Calyxt is therefore classified as a disposal group held for sale in December 31, 2022 and as a discontinued operation for the years ended December 2023, 2022 and 2021 and for the five-month period ended May 31, 2023. All tables referring to the year-end period ended December 31, 2023 present Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023, the date of deconsolidation.

As prescribed by IFRS 5, Calyxt’s assets and liabilities are measured at the lower of their carrying amount and their fair value less costs to sell from November 23, 2022 and until derecognition on June 1, 2023. No gain or loss was recognized pursuant to this measurement.

The results of Calyxt are as follows :

	For the year ended December 31,
	2021	2022	2023 **

Revenues and other income	28,475	157	43
Operating expenses	(55,671)	(21,342)	(10,944)
Operating income (loss)	(27,196)	(21,186)	(10,901)
Net Financial gain (loss)	(1,162)	5,840	(3,307)
Profit from deconsolidation			22,600
Net income (loss) from discontinued operations and gain on deconsolidation	(28,358)	(15,345)	8,392

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The earning per share attributable to Calyxt is as follows :17

	For the year ended December 31,
	2021	2022	2023 **

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.39)	(0.16)	0.28

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2021	2022	2023 **

Net cash flows provided by (used in) operating activities of discontinued operations	(16,746)	(18,601)	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	10,979	(446)	79
Net cash flows provided by (used in) financing activities of discontinued operations	2,294	8,650	1,781
(Decrease) increase in cash and cash equivalents	(3,473)	(10,396)	(1,784)

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The major classes of assets and liabilities of Calyxt classified as held for sale are as follows:

	As of December 31,	As of May 31,	As of December 31,
	2022	2023	2023

Intangible assets	697	697	-
Property, plant, and equipment	4,110	4,118	-
Right-of-use assets	13,263	13,139	-
Other non-current assets	-	-	-
Other current assets	272	119	-
Cash and cash equivalents	3,427	1,642	-
Total assets held for sale	21,768	19,714	-

Non-current lease debts	13,387	13,140	-
Other non-current liabilities	-	-	-
Current financial liabilities	267	5,647	-
Current lease debts	463	406	-
Trade payables	747	4,097	-
Other current liabilities	-	301	-
Total liabilities related to assets held for sale	14,864	23,592	-

Net assets held for sale	6,903	(3,878)	-